UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Funds
FCI Equity Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Common Stocks - 86.15%	Shares	Value

Air Courier Services - 1.73%
FedEx Corp.	1,500	$ 166,455

Aircraft Engines & Engine Parts - 2.58%
United Technologies Corp.	3,500	248,255

Beverages - 2.02%
PepsiCo, Inc.	3,000	194,550

Commercial Banks - 1.45%
Barclays plc. (b)	2,500	139,475

Computer Communications Equipment - 2.60%
Cisco Systems, Inc. (a)	9,000	250,650

Crude Petroleum & Natural Gas - 1.52%
Apache Corp.	1,800	146,862

Electronic Computers - 1.39%
Apple, Inc. (a)	1,100	134,244

Electronic & Other Electrical Equipment - 2.78%
General Electric Co.	7,000	267,960

Fats & Oils - 1.72%
Archer-Daniels-Midland Co.	5,000	165,450

Finance Services - 4.48%
American Express Co.	2,700	165,186
JPMorgan Chase & Co.	5,500	266,475
		431,661

Fire, Marine & Casualty Insurance - 1.31%
American International Group, Inc.	1,800	126,054

Hotel & Motels - 2.22%
Las Vegas Sands Corp. (a)	2,800	213,892

Industrial Inorganic Chemicals - 1.79%
Praxair, Inc.	2,400	172,776

Metal Mining - 1.49%
BHP Billiton Ltd. (b)	2,400	143,400

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

Common Stocks - 86.15% - continued	Shares	Value

Industrial Instruments for Measurement - 1.96%
Danaher Corp.	2,500	$ 188,750

Investment Advice - 1.56%
Morningstar, Inc. (a)	3,200	150,480

Leather & Leather Products - 1.47%
Coach, Inc. (a)	3,000	142,170

Measuring & Controlling Devices - 2.15%
Thermo Fisher Scientific, Inc. (a)	4,000	206,880

Oil & Gas Field Services - 1.41%
Schlumberger Ltd.	1,600	135,904

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.10%
Respironics, Inc. (a)	2,500	106,475

Pharmaceutical Preparations - 6.27%
Allergan, Inc.	3,000	172,920
Glaxosmithkline plc. (b)	2,500	130,925
Johnson & Johnson	2,600	160,212
Novartis AG (b)	2,500	140,175
		604,232

Plastic Materials, Synthetic Resin/Rubber, Cellulose (No Glass) - 1.37%
DuPont (E.I.) de Nemours & Co.	2,600	132,184

Railroads, Line - Haul Operating - 1.77%
Burlington Northern Santa Fe Corp.	2,000	170,280

Retail - Drug Stores and Proprietary Stores - 1.81%
Walgreen Co.	4,000	174,160

Retail - Eating Places - 1.56%
Yum! Brands, Inc.	4,600	150,512

Retail - Eating & Drinking Places - 2.01%
Starbucks Corp. (a)	7,400	194,176

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.17%
Procter & Gamble Co.	5,000	305,950

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

Common Stocks - 86.15% - continued	Shares	Value

State Commercial Bank - 2.53%
Northern Trust Corp.	3,800	$ 244,112

Retail - Variety Stores - 1.65%
Target Corp.	2,500	159,000

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.53%
Garmin Ltd.	2,000	147,940

Security Brokers, Dealers & Flotation Companies - 3.84%
Goldman Sachs Group, Inc.	800	173,400
Legg Mason, Inc.	2,000	196,760
		370,160

Semiconductors & Related Devices - 5.75%
Intel Corp.	10,000	237,600
NVIDIA Corp. (a)	2,200	90,882
Texas Instruments, Inc.	6,000	225,780
		554,262

Services - Computer Programming, Data Processing, Etc. - 2.17%
Google, Inc. - Class A (a)	400	209,352

Services - Prepackaged Software - 3.82%
Citrix System, Inc. (a)	5,700	191,919
Microsoft Corp.	6,000	176,820
		368,739

Services - Specialty Outpatient Facilities - 1.50%
Psychiatric Solutions, Inc. (a)	4,000	145,040

Ship & Boat Building & Repairing - 1.87%
General Dynamics Corp.	2,300	179,906

Surgical & Medical Instruments & Apparatus - 3.12%
3M Co.	1,500	130,185
Stryker Corp.	2,700	170,343
		300,528

Telephone Communications (No Radiotelephone) - 1.68%
China Mobile Ltd. (b)	3,000	161,700

TOTAL COMMON STOCKS (Cost $7,776,071)		$ 8,304,576

*See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

	Shares	Value

Exchange-Traded Funds - 7.57%
Vanguard Telecommunication Services ETF	3,825	$ 316,136
Energy Select Sector SPDR Fund	6,000	413,940

TOTAL EXCHANGE-TRADED FUNDS (Cost $618,679)		730,076

Money Market Securities - 8.88%
Huntington Trust Money Market, 4.46% (c)	855,806	855,806

TOTAL MONEY MARKET SECURITIES (Cost $855,806)		855,806

TOTAL INVESTMENTS (Cost $9,250,556) - 102.60%		$ 9,890,458

Liabilities in excess of other assets - (2.60)%		(250,291)

TOTAL NET ASSETS - 100.00%		$ 9,640,167

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

Tax Related
Gross unrealized appreciation		$ 767,346
Gross unrealized depreciation		(127,444)
Net unrealized appreciation		$ 639,902

Aggregate cost of securities for income tax purposes		$ 9,250,556

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
June 30, 2007
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 37.80%
Alcoa, Inc., 4.250%, 08/15/07	$ 250,000	$ 249,759
Allstate Life Global Funding Trust, 4.250%, 02/26/10	250,000	243,025
American General Finance, 4.000%, 03/15/11	210,000	198,852
Bank of America Corp., 7.400%, 01/15/11	325,000	344,345
Bellsouth Corp., 4.200%, 09/15/09	250,000	243,611
Cisco Systems, Inc., 5.250%, 02/22/11	300,000	298,444
Citigroup, Inc., 6.200%, 03/15/09	300,000	304,153
Compass Bank, 5.900%, 4/01/26	200,000	199,340
Countrywide Home Loans, 3.250%, 05/21/08	210,000	205,861
DuPont E.I. de Nemours, 4.125%, 04/30/10	250,000	241,784
General Electric Capital Corp., 6.875%, 11/15/10	300,000	313,434
Household Finance Corp., 4.625%, 01/15/08	210,000	209,214
Huntington National Bank, 5.375%, 02/28/19	250,000	233,208
IBM Corp., 5.375%, 02/01/09	300,000	300,549
JPMorgan & Co., Inc., 6.000%, 01/15/09	250,000	251,785
Merrill Lynch & Co., 5.300%, 09/30/15	250,000	240,538
Morgan Stanley, 5.050%, 01/21/11	350,000	343,038
Oracle Corp., 5.000%, 01/15/11	300,000	295,914
SBC Communications, 4.125%, 09/15/2009	210,000	204,312
Verizon Communications, Inc., 4.900%, 09/15/15	110,000	103,132
Vodafone Group plc., 7.750%, 02/15/10	200,000	210,204

TOTAL CORPORATE BONDS (Cost $5,277,187)		5,234,502

U.S. Government Agency Obligations - 20.57%
Federal Home Loan Bank, 5.000%, 09/18/09	250,000	249,289
Federal Home Loan Mortgage Corp., 6.625%, 09/15/09	1,080,000	1,112,229
Federal Home Loan Mortgage Corp., 5.125%, 07/15/12	485,000	482,788
Federal National Mortgage Association, 5.450% , 12/19/11 (b)	300,000	299,071
Federal National Mortgage Association, 6.625%, 11/15/10	675,000	704,856

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,866,773)		2,848,233

Mortgage-Backed Securities - 16.55%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/37	494,586	477,338
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/35	516,248	499,257
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/36	437,379	423,532
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/36	421,848	407,131
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/35	515,680	484,585

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,331,168)		2,291,843
*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)
	Principal
	Amount	Value

U.S. Treasuries - 23.11%
U.S. Treasury Bond, 6.250%, 08/15/23	$ 395,000	$ 438,728
U.S. Treasury Note,4.625%, 02/29/08	240,000	239,419
U.S. Treasury Note,4.500%, 05/15/17	650,000	623,391
U.S. Treasury Note,4.875%, 08/15/16	360,000	355,697
U.S. Treasury Note, 6.000%, 08/15/09	475,000	485,428
U.S. Treasury Note, 4.000%, 02/15/14	250,000	236,739
U.S. Treasury Note, 3.875%, 09/15/10	845,000	820,046

TOTAL U.S. TREASURIES (Cost $3,241,636)		3,199,448

	Shares
Money Market Securities - 0.56%
Huntington Money Market Fund, 4.460% (a)	77,647	77,647

TOTAL MONEY MARKET SECURITIES (Cost $77,647)		77,647

TOTAL INVESTMENTS (Cost $13,794,411) - 98.59%		$ 13,651,673

Cash and other assets less liabilities - 1.41%		195,482

TOTAL NET ASSETS - 100.00%		$ 13,847,155

(a) Variable rate securities; the money market rate shown represents the rate at June 30, 2007.
(b) Variable rate securities; the coupon rate shown represents the rate at June 30, 2007.

Tax Related
Gross unrealized appreciation		$ 4,124
Gross unrealized depreciation		(146,862)
Net unrealized depreciation		$ (142,738)

Aggregate cost of securities for income tax purposes		$ 13,794,411

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Schedule of Investments

June 30, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Iron Market Opportunity Fund
Schedule of Investments
June 30, 2007
(Unaudited)
	Principal
Corporate Bonds - 64.77%	Amount	Value

American Airlines, Inc., 5.980%, 9/23/2007 (a) (b)	$ 1,128,871	$ 1,131,235
American Express Travel, 5.520%, 06/01/2011 (a)	1,000,000	1,002,108
Barton Springs, 6.660%, 12/20/2010 (a) (c)	1,000,000	991,500
Bear Stearns Cos, Inc., 5.750%, 11/21/2016 (a)	1,000,000	986,316
Bear Stearns Cos, Inc., 5.570%, 08/15/2011(a)	2,000,000	1,997,844
CIT Group Holdings, Inc., 5.760%, 12/21/2012 (a)	1,000,000	997,463
CIT Group Inc., 5.635%, 07/28/2011 (a)	2,000,000	1,993,656
Comerica Bank, 5.420%, 05/10/2010 (a)	1,000,000	1,000,633
Countrywide Financial Corp., 5.630%, 12/19/2008 (a)	2,000,000	2,001,188
Crown, Cork & Seal, 6.460%, 12/20/2012 (a) (c)	1,000,000	1,001,000
Crown, Cork & Seal, 6.470%, 06/20/2012 (a) (c)	1,000,000	1,006,500
Fifth Third Bancorp, 5.780%, 12/20/2016 (a)	1,000,000	1,007,090
First Tennessee Bank, 5.430%, 01/11/2010 (a)	1,000,000	1,000,200
General Electric Capital Corp., 5.550%, 01/08/2016 (a)	3,000,000	3,002,562
General Electric Capital Corp., 5.486%, 11/01/2012 (a)	1,000,000	1,000,650
Goldman Sachs Group, Inc., 5.855%, 01/12/2015 (a)	2,000,000	2,011,218
Goldman Sachs Group, Inc., 5.960%, 09/29/2014 (a)	1,000,000	1,016,504
HSBC Finance Corp., 5.606%, 01/15/2014 (a)	2,000,000	1,994,878
International Lease Finance Corp., 5.705%, 07/13/2012 (a)	1,000,000	1,007,112
I-Preferred Term Securities IV, 7.110%, 06/24/2034 (a) (c)	3,000,000	3,012,750
I-Preferred Term Securities IV, 7.460%, 12/11/2032 (a) (c)	500,000	503,275
Merrill Lynch Co., Inc., 5.556%, 11/01/2011(a)	2,000,000	2,001,078
Morgan Stanley, 5.600%, 01/09/2012 (a)	1,000,000	999,162
Morgan Stanley, 5.836%, 10/15/2015 (a)	1,000,000	1,002,616
Morgan Stanley, 5.180%, 03/01/2011 (a)	1,000,000	992,456
Preferred Term Securities XVI, 6.910%, 03/23/2035 (a) (c)	1,000,000	1,019,750
Preferred Term Securities XVII, 5.860%, 06/23/2035 (a) (b) (c)	3,000,000	3,005,625
Preferred Term Securities XVII, 6.160%, 06/23/2035 (a) (b) (c)	2,000,000	2,008,750
Preferred Term Securities XVII, 6.760%, 06/23/2035 (a) (b) (c)	1,000,000	1,009,375
Royal Bank of Scotland plc., 5.290%, 05/09/2008 (a) (c)	2,000,000	2,000,740
SLM Corp., 5.515%, 07/26/2010 (a)	1,000,000	949,214
Washington Mutual, Inc., 5.660%, 03/22/2012 (a)	1,000,000	993,037
Washington Mutual, Inc., 5.780%, 05/20/2013 (a)	1,000,000	1,001,428
Washington Mutual, Inc., 6.006%, 01/15/2015 (a)	1,000,000	1,009,195

TOTAL CORPORATE BONDS (Cost $47,748,290)		47,658,108

Mortgage-Backed Bonds - 11.88%

Federal Home Loan Mortgage Corporation, series 3197, 5.500%, 08/15/2013 (a)	1,562,463	1,555,015
Federal Home Loan Mortgage Corporation, series 3312, 5.570%, 05/15/2037 (a)	2,976,709	2,963,296
Federal National Mortgage Association, pool #796884, 6.587%, 10/01/2034	119,570	121,169
Federal National Mortgage Association, pool #869822, 5.500%, 04/01/2036 (a)	120,945	116,726
Federal National Mortgage Association, series 2007-32, 5.550%, 04/25/2037	1,933,696	1,927,772
First Horizon Mortgage Asset-Backed Securities Trust, 5.450%, 10/25/2026 (a) (b)	854,990	855,243
First Horizon Mortgage Asset-Backed Securities Trust, 5.610%, 10/25/2034 (a)	210,645	211,276
First Horizon Mortgage Pass-Through Trust, 5.590%, 02/25/2035 (a)	318,459	318,562
First Horizon Mortgage Pass-Through Trust, 5.990%, 02/25/2035 (a)	61,279	61,315
Government National Mortgage Association, pool #81224, 5.570%, 05/15/2037	488,021	488,893
Government National Mortgage Association, series 2001-36, 5.720%, 08/20/2031 (a)	123,560	124,497

TOTAL MORTGAGE-BACKED BONDS (Cost $8,781,866)		8,743,764

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

U.S. Government Agency Bonds - 3.28%	Principal
	Amount	Value

Federal Home Loan Bank, 4.500%, 09/30/2010 (a)	$ 2,000,000	$ 1,995,728
Federal National Mortgage Association, 4.000%, 08/20/2008	422,000	416,187

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $2,422,000)		2,411,915

Certificate of Deposit - 1.36%

Capital One Bank. 5.485%, 02/23/2009	1,000,000	1,000,934

TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,388)		1,000,934

Mutual Funds, excluding Money Market Mutual Funds - 11.79%	Shares

Franklin Floating Rate Daily Access Fund - Advisor Class	861,407	8,674,366

TOTAL MUTUAL FUNDS (Cost $8,723,115)		8,674,366

Preferred Stock - 1.36%

Woodbourne Pass Thru Trust, 6.420% (a) (c)	10	1,002,500

TOTAL PREFERRED STOCK (Cost $1,002,360)		1,002,500

Money Market Securities - 4.88%

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio, 5.31% (d)	3,592,019	$ 3,592,019

TOTAL MONEY MARKET SECURITIES (Cost $3,592,019)		3,592,019

TOTAL INVESTMENTS (Cost $73,270,038) - 99.32%		$ 73,083,606

Cash & other assets less liabilities - 0.68%		498,196

TOTAL NET ASSETS - 100.00%		$ 73,581,802

(a) Variable rate security; the coupon rate shown represents that rate at June 30, 2007.
(b) Asset-backed security.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(d) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

Tax Related, excluding futures and short positions
Unrealized appreciation		$ 70,206
Unrealized depreciation		(256,638)
Net unrealized depreciation		$ (186,432)

Aggregate cost of securities for income tax purposes		$ 73,270,038

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Corporate Bonds - 0.31%	Principal Amount	Value

Equistar Chemicals LP, 10.125%, 09/01/08	$ 94,000	$ 98,230
Goodyear Tire & Rubber, 9.000%, 07/01/15	97,500	105,544
Sinclair Broadcast Group, 8.000%, 03/15/12	65,000	66,950
Triad Hospitals, Inc., 7.000%, 11/15/13	150,000	158,055

TOTAL CORPORATED BONDS (Cost $419,005)		428,779

Mutual Funds - 45.01%	Shares

AIM High Yield Fund - Institutional Class	696,557	3,127,541
Columbia High Income Fund, Class Z	55,120	497,730
Credit Suisse Global High Yield Fund	98,354	1,001,240
Deleware Delchester Fund, Class I	1,085,005	3,699,866
Delaware High-Yield Opportunities Fund, Class I	471,209	2,082,745
Franklin High Income Fund - Adminstrative Class	1,653,452	3,488,784
Goldman Sachs High Yield Fund - Institutional Class	368,089	2,981,524
Northeast Investors Trust	2,606,072	20,978,879
PIMCO High Yield Fund - Institutional Class	662,806	6,475,612
Principal High Yield Fund, Class A	1,476,888	12,848,929
Putnam High Yield Advantage Fund, Class Y	928,892	5,944,911

TOTAL MUTUAL FUNDS (Cost $63,564,875)		63,127,761

Structured Products - 8.95%

Targeted Return Index Securities Index Trust, 7.548%, 05/01/2016 (a)	12,753,937	12,553,535

TOTAL STRUCTURED PRODUCTS (Cost $12,941,559)		12,553,535

Money Markets - 44.14%

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio 5.31% (b)	61,914,320	61,914,320

TOTAL MONEY MARKETS (Cost $61,914,320)		61,914,320

TOTAL INVESTMENTS (Cost $138,839,759) - 98.41%		$138,024,395

Cash & other assets less liabilities - 1.59%		2,226,151

TOTAL NET ASSETS - 100.00%		$140,250,546

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(b) Variable rate securities; the money market rate shown represents the rate at June 30, 2007.

Tax Related, excluding swaps
Unrealized appreciation		$ 255,986
Unrealized depreciation		(1,071,350)
Net unrealized depreciation		$(815,364)

Aggregate cost of securities for income tax purposes		$138,839,759

	Termination	Notional	Appreciation/
Credit Default Swaps	Date	Amount	(Depreciation)

Dow Jones CDX North America High Yield Credit Default Swap,	12/20/2011	$(60,000,000)	$ 1,530,006

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Related Notes to the Schedule of Investments
June 30, 2007
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Options on Futures Contracts - The Fund may write, purchase or short sell call and put options on futures contracts. When entering into these contracts, the Fund is required to make an initial cash deposit with a broker which is adjusted daily based on the fluctuation of the contracts held.

Writing put options or purchasing call options tends to increase the Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, or short sells a call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an asset. These contracts are adjusted to the current market value, based on the option's quoted daily settlement price, and reflected as such in the financial statements.

Futures Contracts – The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Swaps – The Funds may enter into total return swap agreements, which are over-the-counter contracts, in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy or Strategies, equity or market without owning or taking physical custody of securities. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Upfront payments made by the Fund are recorded as an asset on the Fund’s books, any subsequent payments received or made are recorded as realized gain or loss.

A small investment in swaps or other derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. Risks may arise from unanticipated movements in interest rates or in the price of the underlying assets and/or the failure of the counterparty of the swap agreement to comply with the terms of the contract.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J Ghoston
Anthony J. Ghoston, President

Date	8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J Ghoston
Anthony J. Ghoston, President

Date	8/27/07

By

__	/s/ J Michael Landis
J. Michael Landis, Treasurer

Date	8/24/07